Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture, Fixtures, Equipment and Building Improvements | Minimum
Long-lived asset disclosures
Estimated useful lives	5 years
Furniture, Fixtures, Equipment and Building Improvements | Maximum
Long-lived asset disclosures
Estimated useful lives	7 years
Capitalized software
Long-lived asset disclosures
Estimated useful lives	5 years
Impairment of capitalized software	$ 0	$ 0	$ 0